Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net Revenue	$ 1,758,439	$ 1,666,487	$ 1,574,978
Ireland
Segment Reporting Information [Line Items]
Net Revenue	424,292	410,572	429,631
Rest of Europe
Segment Reporting Information [Line Items]
Net Revenue	337,105	313,185	330,487
U.S.
Segment Reporting Information [Line Items]
Net Revenue	791,543	763,821	650,941
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 205,499	$ 178,909	$ 163,919